Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information [Abstract]
Revenues from external customers by product and by geographic region
The following table summarizes total revenues from external customers by product and by geographic region, based on the location of the customer. Revenues represent the revenue from the Group for the full year. The current year revenues include Mycapssa® revenue following the acquisition of Chiasma on August 5, 2021. The 2019-year revenues include revenue from Aegerion, with acquired products and additional regions, from September 24, 2019.

	December 31, 2021
	U.S.	EMEA	Other	Total
	US$’000	US$’000	US$’000	US$’000
Metreleptin	70,216	51,769	19,257	141,242
Lomitapide	32,901	28,601	12,365	73,867
Mycapssa®	6,407	—	—	6,407
Other	—	766	261	1,027
Total revenue	109,524	81,136	31,883	222,543

	December 31, 2020
	U.S.	EMEA	Other	Total
	US$’000	US$’000	US$’000	US$’000
Metreleptin	60,568	32,494	13,810	106,872
Lomitapide	37,317	26,144	11,289	74,750
Mycapssa®	—	—	—	—
Other	—	763	222	985
Total revenue	97,885	59,401	25,321	182,607

	December 31, 2019
	U.S.	EMEA	Other	Total
	US$’000	US$’000	US$’000	US$’000
Metreleptin	14,944	8,048	2,096	25,088
Lomitapide	10,616	18,985	2,659	32,260
Mycapssa®	—	—	—	—
Other	—	671	105	776
Total revenue	25,560	27,704	4,860	58,124